10. Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
10. Related Party Transactions
Summary of activity for related party loans
(Dollars in thousands)
	2021	2020
Beginning balance	$1,852	3,472
New loans	3,636	4,189
Repayments	(2,801)	(5,809)
Ending balance	$2,687	1,852